Related Party Transactions (Details) (USD $)	1 Months Ended	2 Months Ended	5 Months Ended
	Mar. 11, 2013	Mar. 08, 2013	Dec. 31, 2012	Sep. 30, 2012
SQN AIF IV, L.P. [Member]
Related Party Transactions (Textual)
Percentage represents the general partner's interest in income, losses and distributions			1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors			20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions			8.00%
Capital contributions			$ 1,100
Maximum Limited Partnership Units offerd for sale			1,200,000
SQN AIF IV GP, LLC [Member]
Related Party Transactions (Textual)
Percentage represents the general partner's interest in income, losses and distributions			1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors			20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions			8.00%
Capital contributions			1,001,943	1,001,100
Due from SQN Capital Management, LLC			75,000
Additional short term advances		175,875
Repayment to short term advances	250,000
Investment in SQN AIF IV, L.P.			100
Additional advance to managed fund			$ 1,000